Consolidated Shareholders' Equity - Principal Characteristics of Restricted Share Plans (Detail) € in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Restricted share plan 2017 [Member]
Disclosure of classes of share capital [Line Items]
Date of Board meeting approving the plan	May 10, 2017
Total number of shares awarded	3,587,465
Of which plans subject to a 3-year service period	3,587,465
Fair value per share awarded(a)	81.50
Fair value of plan at the date of grant	€ 292
Restricted share plan 2016 [Member]
Disclosure of classes of share capital [Line Items]
Date of Board meeting approving the plan		May 4, 2016
Total number of shares awarded		4,097,925
Of which plans subject to a 3-year service period		4,097,925
Fair value per share awarded(a)		61.06
Fair value of plan at the date of grant		€ 250
Restricted share plan 2015 [Member]
Disclosure of classes of share capital [Line Items]
Date of Board meeting approving the plan			June 24, 2015
Total number of shares awarded			3,832,840
Of which plans subject to a 4-year service period			2,546,420
Fair value per share awarded(a)			79.52
Of which plans subject to a 3-year service period			1,286,420
Fair value per share awarded(a)			82.96
Fair value of plan at the date of grant			€ 309